Losses Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Losses Per Share
Schedule of basic losses per share

	Year Ended December 31,
	2021	2020	2019
Weighted average number of outstanding ordinary shares in issue	792,684,524	697,931,437	665,683,145
Net loss attributable to the Company (US$’000)	(194,648)	(125,730)	(106,024)
Losses per share attributable to the Company (US$ per share)	(0.25)	(0.18)	(0.16)